Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$286,631,599.29	0.8236540	$263,573,802.25	0.7573960	$23,057,797.04
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$479,471,599.29	0.4206482	$456,413,802.25	0.4004192	$23,057,797.04

Weighted Avg. Coupon (WAC)	3.22%		3.21%
Weighted Avg. Remaining Maturity (WARM)	38.66		37.72
Pool Receivables Balance	$514,205,929.36		$490,209,276.52
Remaining Number of Receivables	42,940		42,090

Adjusted Pool Balance	$496,698,403.63		$473,640,606.59

III. COLLECTIONS

Principal:
Principal Collections	$23,066,711.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$488,865.42
Total Principal Collections	$23,555,576.70

Interest:
Interest Collections	$1,383,997.67
Late Fees & Other Charges	$48,962.86
Interest on Repurchase Principal	$-
Total Interest Collections	$1,432,960.53

Collection Account Interest	$2,303.16
Reserve Account Interest	$324.09
Servicer Advances	$-

Total Collections	$24,991,164.48

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$24,991,164.48
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,991,164.48

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$428,504.94	$-	$428,504.94	$428,504.94
Collection Account Interest					$2,303.16
Late Fees & Other Charges					$48,962.86
Total due to Servicer					$479,770.96

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$188,699.14		$188,699.14
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$316,178.14		$316,178.14	$316,178.14

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$24,059,938.38

9. Regular Principal Distribution Amount:					$23,057,797.04

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,057,797.04
Class A-4 Notes				$-
Class A Notes Total:		$23,057,797.04		$23,057,797.04
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,057,797.04		$23,057,797.04

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,002,141.34

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,507,525.73
Beginning Period Amount	$17,507,525.73
Current Period Amortization	$938,855.80
Ending Period Required Amount	$16,568,669.93
Ending Period Amount	$16,568,669.93
Next Distribution Date Required Amount	$15,656,961.20

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.47%	3.64%	3.64%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.38%	41,408	97.70%	$478,912,374.55
30 - 60 Days	1.26%	532	1.79%	$8,759,324.98
61 - 90 Days	0.27%	113	0.39%	$1,904,293.28
91-120 Days	0.08%	35	0.12%	$596,992.45
121 + Days	0.00%	2	0.01%	$36,291.26
Total		42,090		$490,209,276.52

Delinquent Receivables 30+ Days Past Due
Current Period	1.62%	682	2.30%	$11,296,901.97
1st Preceding Collection Period	1.47%	631	2.08%	$10,690,814.07
2nd Preceding Collection Period	1.31%	574	1.83%	$9,843,835.63
3rd Preceding Collection Period	1.27%	564	1.78%	$9,967,817.59
Four-Month Average	1.42%		2.00%

Repossession in Current Period		32		$572,099.70
Repossession Inventory		87		$355,390.90

Current Charge-Offs
Gross Principal of Charge-Offs				$929,941.56
Recoveries				$(488,865.42)
Net Loss				$441,076.14

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.03%

Average Pool Balance for Current Period				$502,207,602.94

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.05%
1st Preceding Collection Period				0.51%
2nd Preceding Collection Period				1.07%
3rd Preceding Collection Period				0.82%
Four-Month Average				0.86%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		70	1,306	$21,712,060.64
Recoveries		51	1,075	$(11,243,119.36)
Net Loss				$10,468,941.28
Cumulative Net Loss as a % of Initial Pool Balance				0.88%

Net Loss for Receivables that have experienced a Net Loss *		60	1,130	$10,500,209.89
Average Net Loss for Receivables that have experienced a Net Loss				$9,292.22

Principal Balance of Extensions				$3,049,856.75
Number of Extensions				174

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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